Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	141,847,345	151,847,345	167,847,345
Treasury shares (in shares)	(10,263,856)	(9,172,681)	(14,855,244)
Ordinary shares outstanding (in shares)	131,583,489	142,674,664	152,992,101
Unvested restricted stock (in shares)	(2,354,318)	(2,429,442)	(3,007,752)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	129,229,171	140,245,222	149,984,349